UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05655

DWS Municipal Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2012 (Unaudited)

DWS Municipal Income Trust
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 115.9%
Alabama 0.2%
Camden, AL, Industrial Development Board Revenue, Series B, AMT, Prerefunded, 6.375%, 12/1/2024	1,000,000	1,076,940
Arizona 1.1%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037	1,050,000	1,121,999
5.5%, 12/1/2029	1,400,000	1,577,716
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2040	3,000,000	3,315,570

		6,015,285
California 21.7%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series F-1, 5.125%, 4/1/2039	5,000,000	5,604,950
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	3,500,000	4,133,535
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	3,180,000	4,232,834
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, 7.2%, 8/1/2039	5,000,000	5,881,900
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.25%, 9/1/2029	5,345,000	6,106,235
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series 2003-A-1, Prerefunded, 6.75%, 6/1/2039	11,730,000	12,305,943
California, State General Obligation:
5.0%, 2/1/2033	5,000,000	5,637,750
5.25%, 4/1/2035	4,295,000	4,904,246
5.5%, 3/1/2040	1,370,000	1,572,239
6.0%, 4/1/2038	10,000,000	11,796,200
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	2,000,000	2,428,680
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, Prerefunded, 5.5%, 6/1/2021	2,500,000	2,663,425
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/1/2034	6,640,000	7,896,288
California, Statewide Communities Development Authority Revenue, American Baptist Homes of the West, 6.25%, 10/1/2039, GTY: American Baptist Homes of the Midwest	1,250,000	1,359,650
Corona-Norco, CA, Unified School District, Election of 2006, Series A, 5.0%, 8/1/2031, INS: AGMC	5,130,000	5,611,604
Kern, CA, High School District, Election of 2004, Series B, 5.0%, 8/1/2030, INS: AGMC	13,270,000	14,007,281
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	3,000,000	3,491,970
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series B, 5.0%, 5/15/2035	8,500,000	9,503,255
Port Oakland, CA, Series A, AMT, 5.0%, 11/1/2027, INS: NATL	5,850,000	6,175,670
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,850,000	3,282,146

		118,595,801
Colorado 1.0%
Colorado, E-470 Public Highway Authority Revenue, Series A-1, 5.5%, 9/1/2024, INS: NATL	2,500,000	2,733,525
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	2,500,000	2,578,800

		5,312,325
Florida 10.5%
Miami-Dade County, FL, Aviation Revenue, Series A, 5.5%, 10/1/2041	10,000,000	11,409,700
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	8,500,000	9,175,495
Series A-1, 5.375%, 10/1/2035	2,000,000	2,288,460
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series A, 5.75%, 4/1/2028	3,000,000	3,389,880
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,337,350
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.5%, 10/1/2028	5,290,000	5,811,805
5.75%, 10/1/2038	5,000,000	5,534,950
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	2,705,000	3,023,000
Series A, 5.0%, 7/1/2040	11,895,000	13,163,483

		57,134,123
Georgia 7.5%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	1,030,000	1,139,994
Series C, AMT, 5.0%, 1/1/2037	1,690,000	1,850,111
Atlanta, GA, Water & Wastewater Revenue, Series A, 6.25%, 11/1/2039	5,815,000	6,996,201
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series A, 5.5%, 2/15/2045	2,135,000	2,381,144
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020	7,250,000	8,243,612
Series A, 5.5%, 9/15/2024	5,000,000	5,553,100
Series A, 5.5%, 9/15/2028	10,000,000	11,019,900
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	3,300,000	3,841,101

		41,025,163
Hawaii 2.2%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	4,200,000	4,623,654
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	1,000,000	1,172,250
Honolulu City & County, HI, Wastewater Systems Revenue, Series A, 5.25%, 7/1/2036	5,215,000	6,166,007

		11,961,911
Idaho 1.0%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center:
5.0%, 7/1/2035, INS: AGMC	2,500,000	2,764,800
6.75%, 11/1/2037	2,135,000	2,533,007

		5,297,807
Illinois 10.5%
Chicago, IL, Airport Revenue, O'Hare International Airport:
AMT, 5.5%, 1/1/2014, INS: AMBAC	10,000,000	10,013,900
Series A, 5.75%, 1/1/2039	5,000,000	5,895,900
Series B, 6.0%, 1/1/2041	9,000,000	10,782,720
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2035	2,025,000	2,279,907
Chicago, IL, Water Revenue, 5.0%, 11/1/2032	3,000,000	3,495,120
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	2,500,000	2,754,125
Series D, 6.5%, 11/1/2038	1,000,000	1,177,480
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	3,000,000	3,228,150
Illinois, Finance Authority Revenue, Memorial Health Systems, 5.5%, 4/1/2039	4,200,000	4,572,750
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	5,750,000	6,277,217
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050, INS: AGMC	3,000,000	3,270,150
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	915,000	1,074,393
Illinois, State Finance Authority Revenue, Ascension Health Credit Group:
Series A, 5.0%, 11/15/2032	730,000	829,966
Series A, 5.0%, 11/15/2037	520,000	579,389
University of Illinois, Auxiliary Facilities Systems, Series A, 5.25%, 4/1/2041	1,250,000	1,402,563

		57,633,730
Indiana 0.4%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	1,745,000	2,063,812
Kentucky 1.8%
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2042, INS: AGC	4,000,000	4,399,480
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	5,000,000	5,200,800

		9,600,280
Louisiana 1.0%
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	3,000,000	3,299,610
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	2,315,000	2,456,007

		5,755,617
Maryland 0.5%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	1,100,000	1,332,276
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, 5.75%, 1/1/2033	1,500,000	1,611,075

		2,943,351
Massachusetts 1.8%
Massachusetts, Airport Revenue, U.S. Airways, Inc. Project, Series A, AMT, 5.875%, 9/1/2023, INS: NATL	5,000,000	5,005,450
Massachusetts, State Development Finance Agency Revenue, Babson College, Series A, 0.16% *, 10/1/2032, LOC: Citizens Bank	600,000	600,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	3,570,000	3,979,622

		9,585,072
Michigan 5.0%
Detroit, MI, Water & Sewerage Department Disposal System Revenue, Series A, 5.25%, 7/1/2039	1,120,000	1,194,805
Michigan, State Building Authority Revenue, Series I-A, 5.375%, 10/15/2041	7,500,000	8,637,225
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	2,495,000	2,787,688
Series I, 6.0%, 10/15/2038	1,000,000	1,156,620
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	5,000,000	5,739,900
Michigan, State Hospital Finance Authority, Trinity Health Credit Group, Series C, 5.0%, 12/1/2034	4,950,000	5,543,406
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	1,800,000	2,319,390

		27,379,034
Minnesota 0.2%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	1,140,000	1,362,175
Mississippi 0.4%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project:
Series G, 0.16% *, 12/1/2030, GTY: Chevron Corp.	400,000	400,000
Series E, 0.17% *, 12/1/2030, GTY: Chevron Corp.	300,000	300,000
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	1,525,000	1,727,901

		2,427,901
Nevada 3.2%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	4,305,000	4,746,478
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	10,000,000	10,645,600
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,830,000	2,076,848

		17,468,926
New Jersey 4.6%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, Prerefunded, 5.75%, 6/15/2034	1,090,000	1,196,090
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019, INS: AGMC	5,000,000	6,263,100
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,400,000	1,400,784
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.5%, 6/15/2031	1,200,000	1,428,672
Series A, 5.5%, 6/15/2041	5,460,000	6,390,111
Series A, 6.0%, 12/15/2038	1,955,000	2,295,502
Series A, Prerefunded, 6.0%, 12/15/2038	1,045,000	1,367,895
New Jersey, State Turnpike Authority Revenue:
Series A, 5.0%, 1/1/2035	1,065,000	1,230,192
Series E, 5.25%, 1/1/2040	1,750,000	1,969,590
New Jersey, Tobacco Settlement Financing Corp., Series 1-A, 5.0%, 6/1/2041	1,700,000	1,417,783

		24,959,719
New York 9.5%
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2032	2,565,000	2,962,960
Series E, 5.0%, 11/15/2042	765,000	856,800
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, City University, Series A, 5.625%, 7/1/2016	1,490,000	1,689,198
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	2,000,000	2,316,140
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction:
5.0%, 12/15/2041	4,255,000	4,748,282
5.25%, 12/15/2043	5,000,000	5,737,650
New York, State Thruway Authority, General Revenue, Series I, 5.0%, 1/1/2037	1,340,000	1,514,186
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	15,500,000	16,091,790
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	3,750,000	4,400,625
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution:
Series A-1, 0.17% *, 6/15/2044, SPA: Mizuho Corporate Bank	1,950,000	1,950,000
Series AA-1, 0.18% *, 6/15/2032	1,460,000	1,460,000
Niagara Falls, NY, School District General Obligation, 5.6%, 6/15/2014, INS: AGMC	1,180,000	1,292,584
Port Authority of New York & New Jersey, AMT, 5.0%, 10/1/2034	6,000,000	6,776,760

		51,796,975
North Carolina 0.8%
North Carolina, Electric Revenue, Municipal Power Agency, Series C, 5.375%, 1/1/2017	1,000,000	1,016,120
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	3,000,000	3,520,920

		4,537,040
North Dakota 0.7%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	3,240,000	3,957,563
Ohio 2.7%
Kent, OH, State University Revenues, General Receipts, Series A, 5.0%, 5/1/2037	1,500,000	1,700,880
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	1,500,000	1,873,560
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,445,000	1,622,518
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health:
Series A, 5.5%, 1/1/2039	5,000,000	5,610,150
Series B, 5.5%, 1/1/2039	3,500,000	3,927,105

		14,734,213
Oregon 0.2%
Port of Portland, OR, Special Obligation Revenue, Horizon Air Industries, Inc. Project, AMT, 0.2% *, 6/15/2027, LOC: Bank of America NA	1,000,000	1,000,000
Pennsylvania 2.3%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	1,700,000	1,917,362
Franklin County, PA, Industrial Development Authority Revenue, Chambersburg Hospital Project, 5.375%, 7/1/2042	7,000,000	7,580,230
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	2,835,000	3,079,264

		12,576,856
Puerto Rico 3.9%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	3,200,000	3,425,792
Series A, 6.5%, 8/1/2044	15,000,000	17,910,450

		21,336,242
Rhode Island 0.4%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	2,000,000	2,343,780
South Carolina 1.8%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,109,600
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, Series C, Prerefunded, 7.0%, 8/1/2030	5,420,000	5,755,173
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	2,550,000	2,872,855

		9,737,628
Tennessee 2.9%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2021	2,000,000	2,140,340
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	4,000,000	4,506,400
Shelby County, TN, Health, Educational & Housing Facility Board, Hospital Revenue, Methodist Health Care, Prerefunded, 6.5%, 9/1/2026	7,000,000	7,000,000
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	2,050,000	2,141,163

		15,787,903
Texas 12.7%
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, 7.25%, 12/1/2035	1,000,000	1,251,190
Harris County, TX, Houston Port Authority, Series A, AMT, 6.25%, 10/1/2029	3,000,000	3,723,900
Houston, TX, Airport Revenue, People Mover Project, Series A, AMT, 5.5%, 7/15/2017, INS: AGMC	3,300,000	3,310,296
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	3,500,000	3,912,055
Second Tier, Series F, 5.75%, 1/1/2038	6,500,000	7,134,270
First Tier, 6.0%, 1/1/2043	5,000,000	5,855,100
North Texas, Tollway Authority Revenue, Special Project Systems, Series D, 5.0%, 9/1/2032	2,000,000	2,324,580
Texas, Dallas/Fort Worth International Airport Revenue:
Series A, 5.25%, 11/1/2038	4,000,000	4,522,120
Series A, AMT, 5.875%, 11/1/2016, INS: FGIC, NATL	1,955,000	1,962,820
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	2,000,000	2,006,960
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.863% **, 12/15/2017	7,970,000	7,465,021
Series B, 1.013% **, 12/15/2026	1,500,000	1,134,300
Series D, 6.25%, 12/15/2026	5,000,000	5,951,450
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	1,155,000	1,310,902
5.5%, 8/1/2025	7,250,000	8,208,450
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	1,600,000	1,831,232
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	6,500,000	7,415,980

		69,320,626
Virginia 0.3%
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,704,691
Washington 2.8%
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	6,000,000	6,620,340
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	1,825,000	2,595,917
Washington, State Motor Vehicle Tax-Senior 520 Corridor Program, Series C, 5.0%, 6/1/2031	5,000,000	5,909,900

		15,126,157
Wisconsin 0.3%
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	1,555,000	1,817,437

Total Municipal Bonds and Notes (Cost $547,538,524)		633,376,083
Municipal Inverse Floating Rate Notes (a) 41.8%
California 2.1%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (b)	10,000,000	11,388,894
Trust: California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-5, 144A, 13.574%, 4/1/2014, Leverage Factor at purchase date: 3 to 1
Florida 6.7%
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (b)	3,740,000	4,170,744
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (b)	3,915,000	4,365,900
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (b)	4,122,500	4,597,298
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (b)	4,317,500	4,814,756
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (b)	16,470,000	18,366,888
Trust: Miami-Dade County, FL, Transit Improvements, Series 2008-1160, 144A, 9.241%, 7/1/2016, Leverage Factor at purchase date: 2 to 1

		36,315,586
Massachusetts 4.9%
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2032 (b)	18,250,000	20,874,278
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2037 (b)	5,000,000	5,718,980
Trust: Massachusetts, State Pollution Control, Water Utility Improvements, Series 3159, 144A, 13.512%, 8/1/2015, Leverage Factor at purchase date: 3 to 1

		26,593,258
Nevada 6.0%
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2028 (b)	9,447,355	10,716,415
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2029 (b)	9,919,723	11,252,236
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2030 (b)	9,627,878	10,921,188
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.513%, 6/1/2016, Leverage Factor at purchase date: 3 to 1

		32,889,839
New York 12.0%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (b)	10,000,000	11,581,891
Trust: New York, State Dormitory Authority Revenue, Series 3160, 144A, 13.514%, 3/15/2015, Leverage Factor at purchase date: 3 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2024 (b)	10,000,000	11,641,000
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-3, 144A, 17.87%, 3/15/2015, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2025 (b)	5,425,000	6,184,375
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2027 (b)	8,080,000	9,211,013
Trust: New York, State Dormitory Authority Revenues, Series 3169, 144A, 13.511%, 7/1/2025, Leverage Factor at purchase date: 3 to 1
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2033 (b)	6,000,000	6,851,520
Trust: New York, Triborough Bridge & Tunnel Authority Revenues, Series 2008-1188, 144A, 9.2%, 11/15/2033, Leverage Factor at purchase date: 2 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (b)	17,560,000	20,567,852
Trust: New York City, NY, Series 2008-1190, 144A, 9.2%, 11/1/2027, Leverage Factor at purchase date: 2 to 1

		66,037,651
Tennessee 6.7%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (b)	10,756,695	12,604,510
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 17.865%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (b)	10,200,000	11,951,646
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 17.87%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (b)	10,564,925	11,996,544
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 17.878%, 1/1/2016, Leverage Factor at purchase date: 4 to 1

		36,552,700
Virginia 3.4%
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2027 (b)	8,190,000	9,646,053
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 3/25/2028 (b)	7,630,000	8,986,493
Trust: Virginia, State Resource Authority, Clean Water Revenue, Series 2917, 144A, 11.162%, 10/1/2028, Leverage Factor at purchase date: 2.5 to 1

		18,632,546

Total Municipal Inverse Floating Rate Notes (Cost $200,822,875)		228,410,474
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $748,361,399) †	157.7	861,786,557
Other Assets and Liabilities, Net	(21.3)	(116,569,688)
Preferred Shares, at Redemption Value	(36.4)	(198,750,000)

Net Assets Applicable to Common Shareholders	100.0	546,466,869

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of August 31, 2012.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2012.

†
The cost for federal income tax purposes was $748,361,399.  At August 31, 2012, net unrealized appreciation for all securities based on tax cost was $113,425,158.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $113,425,158 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $0.

(a)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(b)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(c)	$—	$861,786,557	$—	$861,786,557
Total	$—	$861,786,557	$—	$861,786,557

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended August 31, 2012.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2012